Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	December 31, 2018 $	December 31, 2017 $
Revolving Credit Facilities	642,997	877,343
Senior Notes (8.5%) due January 15, 2020	508,577	592,657
Convertible Senior Notes (5%) due January 15, 2023	125,000	—
Norwegian Kroner-denominated Bonds due through August 2023	352,973	377,856
U.S. Dollar-denominated Term Loans due through 2030	1,536,499	1,358,798
Euro-denominated Term Loans due through 2024	193,781	232,957
Other U.S. Dollar-denominated loan	3,300	10,000
Total principal	3,363,127	3,449,611
Less unamortized discount and debt issuance costs	(43,604)	(31,906)
Total debt	3,319,523	3,417,705
Less current portion	(242,137)	(800,897)
Long-term portion	3,077,386	2,616,808